Summary Of Selected Information By Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,150	$ 1,204	$ 1,242	$ 1,183	$ 1,137	$ 1,229	[1]	$ 1,187	$ 1,104	$ 1,041	[2]	$ 2,222	$ 2,320	$ 4,766	$ 4,561	$ 4,257
Operating income (loss)	111			91								179	120	325	42	124
Depreciation and amortization	85			87								172	176	355	344	317
Rigid Open Top
Segment Reporting Information [Line Items]
Net sales	257			296								516	583	1,229	1,261	1,160
Operating income (loss)	33			41								60	72	159	155	124
Depreciation and amortization	22			23								45	45	90	102	93
Rigid Closed Top
Segment Reporting Information [Line Items]
Net sales	353			364								666	711	1,438	1,053	970
Operating income (loss)	36			26								54	29	95	77	73
Depreciation and amortization	33			33								66	68	135	95	91
Engineered Materials
Segment Reporting Information [Line Items]
Net sales	354			337								679	665	1,362	1,451	1,457
Operating income (loss)	33			21								57	23	70	(71)	4
Depreciation and amortization	17			17								35	34	71	72	72
Flexible Packaging
Segment Reporting Information [Line Items]
Net sales	186			186								361	361	737	796	670
Operating income (loss)	9			3								8	(4)	1	(119)	(77)
Depreciation and amortization	13			14								26	29	59	75	61
Rigid Packaging
Segment Reporting Information [Line Items]
Net sales	610			660								1,182	1,294
Operating income (loss)	69			67								114	101
Depreciation and amortization	$ 55			$ 56								$ 111	$ 113

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011